Taxation	12 Months Ended
Dec. 31, 2011
Taxation [Abstract]
Taxation
16.	TAXATION

(a)	Income taxes

Income taxes of the Group are as follows:

	Years ended December 31
	2009	2010	2011
Current income tax (expense) / benefit	(572)	(908)	388
Deferred income tax benefit	40	158	473

Income tax (expense) / benefit	(532)	(750)	861

The components of income/(loss) before income taxes are as follows:

	Years ended December 31
	2009	2010	2011
Loss arising from China operations	1,355	2,160	(28,147)
Loss arising from non-China operations	(11,725)	(9,633)	(256)
- U.S.	25	33	45
- Hong Kong	(3,620)	(4,458)	2,259
- Cayman	(8,130)	(5,208)	(2,560)

Loss before taxes and loss of an unconsolidated affiliate subject to equity accounting	(10,370)	(7,473)	(28,403)

Income tax benefit relating to China operations	51	157	—
Income tax (expense) / benefit relating to non-China operations	(583)	(907)	861
- U.S.	(11)	1	(11)
- Hong Kong	(572)	(908)	872

	(532)	(750)	861

As of and for the three years ended December 31, 2011, no unrecognized tax benefits or interest and penalties have been recognized.

The Company's tax years from 2003 through 2011, are still open for examination in various tax jurisdictions. The Company does not anticipate any significant change within 12 months of this report date of its uncertain tax positions.

The People's Republic of China:

In March 2007, the National People's Congress adopted the New Enterprise Income Tax Law ("New EIT Law"), which became effective as of January 1, 2008. Under the New EIT Law, the enterprise income tax rate for domestic and foreign enterprises is unified at 25% and enterprises established prior to March 16, 2007 that were eligible for preferential tax treatment according to the previously effective PRC EIT Law for Foreign Investment Enterprises and Foreign Enterprises tax laws, administrative regulations and circulars with equivalent effect shall be subject to transitional rules to gradually change their rates to 25%. Certain qualified "high and new technology enterprise" may be entitled to a 15% preferential tax rate if they meet the definition of "high and new technology enterprise" set out in the Implementation Rules of the New EIT Law. In accordance with the Implementation Rules of the New EIT Law, the preferential tax rate treatments granted to PRC entities that previously qualified for "high and new technology enterprise" will not automatically be applicable under the new tax regime unless they qualify as a "high and new technology enterprise" pursuant to the New EIT Law, its Implementation Rules and relevant working guidance promulgated by the government authorities. Vimicro China was recognized as a "high and new technology enterprise" by the competent government authorities and under the New EIT Law, effective in 2008, it was entitled to a preferential tax rate of 15% for three years from January 1, 2008.

Under the New EIT Law, an enterprise established outside of the PRC with effective management located in the PRC is considered a Chinese tax resident enterprise and will be subject to the PRC enterprise income tax on its worldwide income. The Implementation Regulations of the New EIT Law further defines effective management as substantial and overall management and control over production and business operations, personnel, accounting and properties of an enterprise. If the PRC tax authorities subsequently determine that any of the entities in the Group registered outside PRC should be deemed a Chinese tax resident enterprise, they will be subject to a 25% PRC income tax rate on their worldwide income. Also, dividends distributed by these Group entities to their non-China resident shareholders may also be subject to China withholding tax of 10%.

Furthermore, under the New EIT Law, dividends payable by a foreign investment enterprise to its foreign non-resident enterprise investors shall be subject to a 10% withholding tax, unless such foreign investor's jurisdiction of incorporation has signed a tax treaty or arrangement for the avoidance of double taxation and the prevention of fiscal evasion with respect to taxes on income with China that provides for a reduced rate of withholding tax. The New EIT Law also provides that, if a resident enterprise directly invests in another resident enterprise, the dividends received by the investing resident enterprise from the invested enterprise are exempted from income tax, subject to certain conditions. A subsequent circular issued in January 2008 stipulates that no income tax will be payable on the distribution of earnings of foreign invested enterprises where the relevant earnings were generated prior to January 1, 2008 with dividends distribution declared in 2008 and beyond. However, the income tax withholding rate on earnings generated after December 31, 2007 will be 10% or the applicable treaty rate.

Vimicro China, as an advanced technology enterprise, is entitled to an extra 50% deduction on qualified R&D expenditures. However Vimicro China is required to obtain the approval from Beijing Municipal Science and Technology Commission to enjoy the R&D super deduction since year 2008. Vimicro China did not obtain the approval from the government authority in 2009 and 2010. Accordingly Vimicro China does not believe it is more likely than not that it can get the approval in 2011.

The composition of income tax expense relating to China operations is as follows:

	Years ended December 31
	2009	2010	2011

Deferred income tax benefit	51	157	—

Income tax benefit	51	157	—

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, no Cayman Islands withholding tax will be imposed on payments of dividends by the Company to its shareholders.

Moreover, the current EIT Law treats enterprises established outside of China with "effective management and control" located in China as PRC resident enterprises for tax purposes. The term "effective management and control" is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC Enterprise Income Tax at the rate of 25% on its worldwide income for the period after January 1, 2008. the Company has no taxable income in 2011 after taking into consideration of the major tax reconciling items under the prevailing PRC EIT system including unpaid payroll balance, accrued expenses and stock option charges etc. As such, there would not be any PRC income tax exposure arising from this position. The Company will continue to monitor its tax status.

United States of America

Viewtel, the subsidiary incorporated in the United States of America, is subject to state income tax and federal income tax at different tax rates, depending upon taxable income levels. Viewtel had income tax expense of approximately $11, income tax benefit of approximately $1 and income tax expense of approximately $11 in 2009, 2010 and 2011, respectively.

Hong Kong

Subject to certain provisions of the Inland Revenue Ordinance in Hong Kong, a non-Hong Kong person or entity is subject to withholding tax on gross royalty income received or accrued for the use of or right to use certain intellectual property in Hong Kong. Additionally, the Hong Kong payer must withhold if the payer will seek a deduction in Hong Kong for the royalty. Where the royalty is paid to a related party and intellectual property in question has never been owned, wholly or in part, by a person carrying on a business in Hong Kong, the effective rate of withholding was 4.95% in 2009/10, 2010/11 and 2011/12. Vimicro Hong Kong makes royalty payments to Vimicro China for certain technologies licensed from Vimicro China. Vimicro Hong Kong withheld and paid over to the tax authorities in Hong Kong on behalf of Vimicro China certain amounts in respect of prior years. Upon approval by the relevant PRC tax authorities, the amount of withholding tax paid on royalty income to the Hong Kong tax authority can be treated as a foreign tax credit by Vimicro China. Thus, it can be used to offset the tax payable on the same source of income for PRC tax purpose.

Since the year of assessment 2005/2006 (for the assessment year ended December 31, 2005), Vimicro Hong Kong has filed non-taxable offshore claims in its Hong Kong profits tax returns. In December 2009, the Hong Kong Inland Revenue Department ("IRD") issued the Departmental Interpretation and Practice Notes No. 21(Revised) ("Revised DIPN21") to redefine the locality of profits. The Company believes it has technical grounds to claim that its profits are sourced offshore from Hong Kong and, where duly substantiated by documentation, it is more likely than not that Vimicro Hong Kong's offshore claim would be accepted by the Hong Kong Inland Revenue Department and the profits of Vimicro HK would therefore not be subject to Hong Kong profit tax. As a result, Vimicro HK would not require a deduction in Hong Kong for the royalty paid to Vimicro China.

Furthermore, to the extent that the intellectual property in question is not used in Hong Kong, Vimicro China would not be subject to Hong Kong withholding tax on the royalty income derived from Vimicro Hong Kong.

As a result of Vimicro Hong Kong changing its filing basis to offshore, a refund of the tax previously withheld and overpaid was applied for in respect of the years of assessment of 2004/05 and 2005/06. Accordingly, the Company recorded a withholding tax refundable of approximately $982 as of December 31, 2006. In addition, Vimicro Hong Kong reversed all tax account balances related to the onshore filing positions previously taken and recognized a tax benefit of $201 for the year ended December 31, 2006, as a result of changing its filing position. In November 2011, IRD accepted the filing basis for years of assessment 2005/06 to 2008/09.

Pursuant to relevant PRC tax rule, Vimicro Hong Kong is likely deemed to have a permanent establishment in Mainland China because Vimicro China conducted certain trading activities on behalf of Vimicro Hong Kong in China. Consequently the profits of Vimicro Hong Kong attributable to its permanent establishment in China are probably subject to income tax in PRC. On April 22, 2009, the State Administration of Taxation (the "SAT") issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the "de facto management body" of a Chinese-controlled offshore-incorporated enterprise is located in China. In addition, on August 3, 2011, the SAT issued a bulletin to make clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. According to the Company's assessment, it is more likely than not that Vimicro Hong Kong would be deemed as a PRC tax resident by referring to the guidance provided by Circular 82. As a result, it will be subject to PRC EIT on its worldwide income at 25% on its worldwide income. Vimicro Hong Kong reversed accrual of PRC income tax expenses of $572 and $908 for the continuing operations for the years ended December 31, 2009 and 2010, and accrued $1,075 PRC income tax expenses for the continuing operations for the year ended December 31, 2011.

The following table sets forth the reconciliation between the statutory PRC EIT rate and the effective tax rate for the Group.

	Years ended December 31
	2009	2010	2011
Statutory tax rate	25%	25%	25%
Effect of preferential tax treatment	6%	8%	5%
Additional R&D deduction	—	—	—
Other permanent differences	(38%)	(30%)	(3%)
Change in tax rate	—	—	—
Change in valuation allowance	2%	(13%)	(29%)
Income tax in respect of prior years	—	—	5%

Effective income tax rate	(5%)	(10%)	3%

The tax holidays granted to the entities of the Company have no impact for the three years ended December 31, 2011 as the entities recorded losses during the years.

(b)	Deferred tax

The Group's significant components of deferred tax assets and liabilities as of year end are as follows:

	As of December 31
	2010	2011
Deferred tax assets
Provision for doubtful accounts and slow-moving inventories	86	808
Accrued expenses, payroll and others	309	533
Difference in tax basis from ViSS acquisition	445	1,088
Difference in R&D expenses capitalization	1,155	3,125
Loss arising from disposal of assets due to operation discontinued	688	223
Operating loss carry forwards	3,088	8,677
Others	164	1,884

Total deferred tax assets	5,935	16,338
Valuation allowance	(5,933)	(15,870)

Net deferred tax assets, current	2	468

Less: Current portion of deferred tax assets	(2)	(356)

Net deferred tax assets, non-current	—	112

Deferred tax liabilities
Differences in tax basis for property equipment and software, non-current	40	33

Total deferred tax liabilities	40	33

PRC

Subject to the approval of the relevant tax authorities, the Group has tax losses carried forward from its subsidiaries in China totaling approximately $39,270 as of December 31, 2011, of which $3,682, $10,044, $2,706 and $22,568 will expire in 2013, 2014, 2015 and 2016, respectively.

As of December 31, 2010 and 2011, valuation allowances of approximately $3,088 and $8,677 were provided mainly on the losses carried forward as it is more likely than not that the Group will not be able to utilize the loss carry-forwards before expiration.

USA

Viewtel had no material deferred tax assets and liabilities as of December 31, 2010.

Viewtel accrued a deferred tax liability of $33 for temporary difference between accounting basis and tax basis for property and equipment as of December 31, 2011.

Hong Kong

Vimicro Hong Kong accrued a deferred tax asset of $467 for temporary difference between accounting basis and tax basis for property, equipment and account receivable provision, as it is more likely than not that the Group will be able to realize it before expiration as of December 31, 2011.

(c)	PRC Value Added Tax ("VAT")

According to the value-added tax policy from the relevant tax authorities, the sales of integrated circuits (IC, including mono crystalline silicon chips) by Vimicro China is subject to an output VAT of 17%, while the purchase of products by Vimicro China is subject to an input VAT tax rate of 17%. VAT payable or receivable is the net difference between periodic output VAT and deductible input VAT. On November 5, 2008, the PRC State Council passed The Provisional Regulations of the People's Republic of China on Value-Added Tax ("New VAT Law"). In accordance with the New VAT Law and its Implementation Rules, which became effective as of January 1, 2009, input VAT on fixed asset purchases are included in the input VAT for VAT payable purposes.

(d)	PRC Business Tax ("BT")

According to PRC business tax policy, service income generally is subject to BT at 5%. Vimicro Corporation is entitled to BT exemption on income arising from or related to technology transfers provided these technology transfer agreements are registered with the relevant government agencies. Vimicro Corporation also has incidental customer technology service income, which is subject to BT at 5%.

In December 2008, the Ministry of Finance and State Administration of Taxation revised the Business Tax Detailed Implementation Rules, under which all entities or individuals that provide labor services within PRC are mandatory payers of BT and the "provision of labor services in China" is defined to mean where either the service provider or the service recipient is located in China. Accordingly the Company incurred additional business tax beginning January 1, 2009 primarily in connection with its PRC subsidiaries' procurement of overseas intellectual properties and the purchase of the research and development services from Viewtel by Vimicro China.